31. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Options in shares	R$ 533	R$ 480
SAAG [member]
Disclosure of detailed information about financial instruments [line items]
Options in shares	536	483
Sonda [member]
Disclosure of detailed information about financial instruments [line items]
Options in shares	R$ (3)	R$ (3)